Financial Assets And Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Disclosure in tabular form of movement in warrant liabilities [line items]
Issuance of Public and Private Warrants on Transaction date		€ 14,490,846
Class of warrants or rights excercised during the period value.		(192,637)
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0
Number of warrants, Beginning balance (Shares)	0
Issuance of Public and Private Warrants on Transaction date	€ 5,674,622
Issuance of Public and Private Warrants on Transaction date (Shares)	5,750,000
Change in fair value of derivative warrant liabilities	€ 19,404,153
Euros, Ending balance	€ 24,886,138	€ 24,886,138
Number of warrants, Ending balance (Shares)	5,705,972	5,705,972
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0
Number of warrants, Beginning balance (Shares)	0
Issuance of Public and Private Warrants on Transaction date	€ 8,816,224
Issuance of Public and Private Warrants on Transaction date (Shares)	8,933,333
Change in fair value of derivative warrant liabilities	€ 49,549,350
Euros, Ending balance	€ 58,365,574	€ 58,365,574
Number of warrants, Ending balance (Shares)	8,933,333	8,933,333
Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0
Number of warrants, Beginning balance (Shares)	0
Issuance of Public and Private Warrants on Transaction date	€ 14,490,846
Issuance of Public and Private Warrants on Transaction date (Shares)	14,683,333
Change in fair value of derivative warrant liabilities	€ 68,953,503
Euros, Ending balance	€ 83,251,712	€ 83,251,712
Number of warrants, Ending balance (Shares)	14,639,305	14,639,305
Public Warrants exercised on 23 November 2021 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (188,262)
Class of warrants or excercised during the period (Shares)	(43,028)
Public Warrants exercised on 23 November 2021 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (188,262)
Class of warrants or excercised during the period (Shares)	(43,028)
Public Warrants exercised on 21 December 2021 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (4,375)
Class of warrants or excercised during the period (Shares)	(1,000)
Public Warrants exercised on 21 December 2021 [member] | Public warrants and private placement warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.	€ (4,375)
Class of warrants or excercised during the period (Shares)	(1,000)